Share-Based Compensation - Schedule of Share-Based Compensation, Stock Options, Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Awards, Beginning balance	8,069,866
Number of Awards, Options granted	754,000
Number of Awards, Options exercised	(878,054)
Number of Awards, Options forfeited and cancelled	(143,524)
Number of Awards, Ending balance	7,802,288	8,069,866
Number of Awards, Exercisable	3,569,704
Number of Awards Exercisable and expected to be exercisable	7,572,419
Weighted Average Exercise Price, Beginning balance	$ 5.00
Weighted Average Exercise Price, Options granted	17.31
Weighted Average Exercise Price, Options exercised	2.24
Weighted Average Exercise Price, Options forfeited and cancelled	7.83
Weighted Average Exercise Price, Ending balance	6.38	$ 5.00
Weighted Average Exercise Price Exercisable	2.53
Weighted Average Exercise Price Exercisable and expected to be exercisable	$ 6.24
Weighted Average Remaining Contractual Term, Outstanding	6 years 10 months 28 days	7 years 1 month 28 days
Weighted Average Remaining Contractual Term, Exercisable	4 years 11 months 12 days
Weighted Average Remaining Contractual Term, Exercisable and expected to be exercisable	6 years 10 months 2 days
Aggregate Intrinsic Value, Outstanding	$ 90,248	$ 38,541
Aggregate Intrinsic Value, Exercisable	54,872
Aggregate Intrinsic Value, Exercisable and expected to be exercisable	$ 88,639